Income taxes (Components of Deferred Tax Assets and Liabilities) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Deferred tax assets
Accrued pension and severance costs	¥ 199,366	¥ 219,465
Accrued expenses and liabilities for quality assurances	609,257	644,936
Other accrued employees' compensation	112,316	114,752
Operating loss carryforwards for tax purposes	203,897	76,317
Allowance for doubtful accounts and credit losses	63,223	82,916
Property, plant and equipment and other assets	249,320	234,372
Other	348,852	335,992
Gross deferred tax assets	1,786,231	1,708,750
Less - Valuation allowance	(93,814)	(146,623)	¥ (151,665)	¥ (169,811)
Total deferred tax assets	1,692,417	1,562,127
Deferred tax liabilities
Unrealized gains on securities, net	(635,292)	(692,962)
Undistributed earnings of foreign subsidiaries	(29,967)	(28,544)
Undistributed earnings of affiliated companies accounted for by the equity method	(794,485)	(709,094)
Basis difference of acquired assets	(30,768)	(31,861)
Lease transactions	(751,292)	(973,000)
Other	(74,658)	(46,407)
Gross deferred tax liabilities	(2,316,462)	(2,481,868)
Net deferred tax liability	(624,045)	(919,741)
Deferred tax assets
Investments and other assets - Other	494,120	503,985
Deferred tax liabilities
Deferred income taxes (Long-term liabilities)	(1,118,165)	(1,423,726)
Net deferred tax liability	¥ (624,045)	¥ (919,741)